Fair Value Measurement - Assets or liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Investments under fair value option	¥ 852,299	¥ 584,773
Available-for-sale investments	1,086,606	332,489
Total Assets	1,938,905	917,262
Level 2
Assets
Investments under fair value option	852,299	584,773
Available-for-sale investments	1,086,606	332,489
Total Assets	¥ 1,938,905	¥ 917,262